Income Taxes	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Income Taxes
15.
INCOME TAXES

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gains.

British Virgin Islands

Under the current laws of the British Virgin Islands, entities incorporated in the British Virgin Islands are not subject to tax on their income or capital gains.

Hong Kong

Under the Hong Kong tax laws, the Company’s subsidiary in Hong Kong is subject to Hong Kong’s two-tiered profits tax regime, under which the tax rate is 8.25% for assessable profits on the first HK$2 million and 16.5% for any assessable profits in excess of HK$2 million. Additionally, the Company’s subsidiary in Hong Kong may be exempted from income tax on its foreign-derived income and there are no withholding taxes in Hong Kong on remittance of dividends.

PRC

The Company's subsidiaries in the PRC are subject to the statutory rate of 25%, in accordance with the Enterprise Income Tax Law (the "EIT Law"), which was effective since January 1, 2008.

Pursuant to Caishui [2019] No. 13 and Caishui [2022] No. 13, from January 1, 2019 to December 31, 2024, qualifying Small-Scale Enterprises with minimal profits (“SSE”) are eligible for both the 75% reduction of taxable income and the reduced CIT rate of 20%. Additionally, qualified SSEs are eligible for a further 12.5% reduction of the first RMB1 million taxable income from January 1, 2021 to December 31, 2022. Qualifying SSE that derive annual taxable profit exceeding RMB1 million but less than RMB3 million are eligible for both the 50% reduction of taxable profit and the reduced CIT rate of 20%. Additionally, qualified SSEs are eligible for a further 25% reduction of taxable income exceeding RMB1 million but less than RMB3 million from January 1, 2022 to December 31, 2024. The Company’s PRC subsidiaries are generally subject to statutory income tax rate of 25% except for certain PRC subsidiaries that are taxed at a preferential tax rate of 20% as qualified as SSE.

The EIT Law also imposes a withholding income tax of 10% on dividends distributed by a foreign invested enterprise ("FIE") to its immediate holding company outside of China, if such immediate holding company is considered as a non-resident enterprise without any establishment or place within China or if the received dividends have no connection with the establishment or place of such immediate holding company within China, unless such immediate holding company's jurisdiction of incorporation has a tax treaty with China that provides for a different withholding arrangement.

15.
INCOME TAXES (CONTINUED)

The current and deferred components of income tax expenses appearing in the consolidated statements of comprehensive loss are as follows:

	For the year ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
	(in thousands)
Current tax	—	9,373	6,742	977
Deferred tax	—	—	—	—
Total	—	9,373	6,742	977

The Group's loss before income taxes by jurisdiction consisted of:

	For the year ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
	(in thousands)
Non-PRC	(178,916)	20,929	(18,608)	(2,698)
PRC	(2,997,998)	(6,440,615)	(781,533)	(113,312)
Total.	(3,176,914)	(6,419,686)	(800,141)	(116,010)

The reconciliations of the income tax expenses for the years ended December 31, 2020, 2021 and 2022 were as follows:

	For the year ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
	(in thousands)
Loss before income tax expense	(3,176,914)	(6,419,686)	(800,141)	(116,010)
PRC statutory tax rate	25%	25%	25%	25%
Income tax benefit computed at the statutory income tax rate	(794,228)	(1,604,922)	(200,035)	(29,002)
Non-deductible expenses	6,368	(8,320)	65,366	9,477
Transfer pricing adjustment	—	102,468	(102,468)	(14,856)
Non-taxable income	(126)	(1,561)	(79,893)	(11,584)
Research and development super- deduction	(55,306)	64,806	—	—
Statutory income/(expense)	7,298	(5,244)	(2,751)	(399)
Effect of preferential tax	22,992	5,022	(2)	(1)
Changes in valuation allowances	784,611	1,465,818	244,235	35,411
Impact of changes in tax rate on deferred tax	(16,464)	(5,023)	—	—
Effect of income tax rate difference in other jurisdictions	44,855	(3,671)	82,290	11,931
Income tax expenses	—	9,373	6,742	977

15.
INCOME TAXES (CONTINUED)

The principal components of the Group’s deferred income tax assets and liabilities as of December 31, 2021 and 2022 are as follows:

	As of December 31,
	2021	2022	2022
	RMB	RMB	US$
	(in thousands)
Deferred tax assets:
Operating lease liabilities	553,397	342,874	49,712
Allowance for credit losses	—	9,673	1,402
Accrued expenses and other current liabilities	4,134	3,490	506
Government subsidies	15,000	15,000	2,175
Tax losses carried forward	2,700,304	2,939,938	426,251
Less: valuation allowances*	(2,719,438)	(2,963,673)	(429,692)
Total deferred tax assets, net.	553,397	347,302	50,354
Deferred tax liabilities:
Operating lease right-of-use assets	(553,397)	(342,874)	(49,712)
Accelerated tax depreciation	—	(4,428)	(642)
Total deferred tax liabilities, net.	(553,397)	(347,302)	(50,354)
Deferred tax assets/liabilities, net	—	—	—

* The Company operates through its PRC subsidiaries and evaluates the potential realization of deferred tax assets on an entity basis. The Group recorded valuation allowances against deferred tax assets of those PRC subsidiaries that are in a three-year cumulative financial loss or had incurred losses since inception as of December 31, 2021 and 2022. In making such determination, the Group also evaluates a variety of factors including the Group’s operating history, accumulated deficit, existence of taxable temporary differences and reversal periods.

The tax losses in the PRC subsidiaries can be carried forward for five to ten years to offset future taxable income. As of December 31, 2022, the Group had tax loss carried forwards of RMB2,939.9 million (US$426.3 million), which will expire between 2024 to 2029.

The unrecognized tax benefits of the Group as of December 31, 2021 and 2022 are as follows:

	As of December 31,
	2021	2022	2022
	RMB	RMB	US$
	(in thousands)
Balance at beginning of the year	593	117,468	17,031
Additions	117,468	—	—
Decreases	—	—	—
Settlement	(593)	(102,468)	(14,856)
Balance at end of the year	117,468	15,000	2,175

As of December 31, 2021 and 2022, the Company had recorded unrecognized tax benefit of RMB117.5 million and RMB15.0 million (US$2.2 million), of which RMB108.1 million and nil, respectively, are presented on a net basis against the deferred tax assets related to tax loss carry forwards on the consolidated balance sheets. It is possible that the amount of unrecognized tax benefit will further change in the next 12 months; however, an estimate of the range of the possible change cannot be made at this time. As of December 31, 2021 and 2022, there were RMB 9.4 million and RMB15.0 million (US$2.2 million) of unrecognized tax benefits that, if ultimately recognized, will impact the effective tax rate.

The Company did not record any interest and penalties related to an uncertain tax position for the periods presented.

As of December 31, 2022, the tax years ended December 31, 2019 through period ended December 31, 2022 remain open to examination by the PRC tax authorities.